Indebtedness (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term deferred financing costs	$ 3,385	$ 15,263
Long-term deferred financing costs	24,934	68,536
Deferred financing costs	28,319	83,799
Deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment	393	129,655
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Short-term interest rate floor		3,436
Long-term interest rate floor		15,165
Interest rate floor		18,601
Senior secured credit facilities [Member] | 8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Short-term net gain on repricing/repayment		6,315
Long-term net gain on repricing/repayment		27,868
Net gain on repricing/repayment		34,183
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Short-term prepayment option	(3,001)	(942)
Long-term prepayment option	(24,925)	(5,986)
Prepayment option	$ (27,926)	(6,928)
8.875% Senior Notes [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Deferred financing costs		$ 83,800